Short-Term Investments - Schedule of Short-Term Investments (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Short-Term Investments [Abstract]
Mutual funds		$ 306,034
Total short-term investments		$ 306,034